Note 6 - Warehouse Fund Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Number of Assets Sold	2
Real Estate Portfolio [Member]
Income, Real Estate Assets Held for Sale	$ 0	$ 0